Investment in associates adquisition (Details) - Pampa Energia Bolivia S A [Member] - USD ($)		Aug. 12, 2021	Jun. 20, 2019
IfrsStatementLineItems [Line Items]
Acquisition cost	[1]	$ (5,000,000.0)	$ (400,000)
Contingent consideration	[2]		(100,000)
Total consideration transferred		(5,000,000.0)	(500,000)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities	[3]	12,700,000	9,000,000.0
Financial credit with OCP			14,200,000
Dividends to be received		9,500,000	2,500,000
Fair value of net assets		22,200,000	25,700,000
Profit	[4]	$ 17,200,000	$ 25,200,000

[1]	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of US$ 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction in 2020.
[2]	Contingent consideration for reimbursement to AGIP, calculated by estimating the probability of collecting the financial receivable with OCP Ltd. before its maturity in 2021.
[3]	Calculated based on the present value of expected dividend flows.
[4]	Disclosed under “Share of profit from associates and joint ventures”.